Accrued Expenses and Other Payables	6 Months Ended
Jun. 30, 2024
Payables and Accruals [Abstract]
Accrued Expenses and Other Payables

11. Accrued Expenses and Other Payables

Components of accrued expenses and other current liabilities are as follows:

	December 31, 2023	June 30, 2024	June 30, 2024
	HK$	HK$	US$
Accrued bonus	1,319,259	-	-
Accrued commission	-	81,069	10,382
Accrued legal and professional fee	168,000	172,290	22,065
Accrued network and data services	-	96,351	12,340
Accrued others	295,006	27,021	3,461
Total accrued expenses and other payables	1,782,265	376,731	48,248